Income Taxes - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense:
Current income tax benefit (expense)	$ 1,686	$ (28,713)	$ (6,205)
Adjustments in respect of current income tax of previous year	(872)	98	103
Deferred tax
Net operating and investment allowance carryforwards	(78,043)	34,561	(216,582)
Currency effect on non-monetary assets of subsidiary	(36,859)	43,155	8,961
Other change in temporary differences	35,821	(36,834)	(10,338)
Income tax benefit (expense) reported in the consolidated statements of operations and comprehensive loss	$ (78,267)	$ 12,267	$ (224,061)